Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2009, 2010, 2011

Allowance for doubtful accounts (in thousands):

	Balance at	Additions			Balance at
Description	Beginning of Period	Charged against Revenue	Recoveries	Charge-offs	End of Period
2009	$290	—	—	(69)	221
2010	221	37		(213)	45
2011	45	28	14	(10)	77

Estimated allowance and liability for appeals – RAC Contract (in thousands):

	Balance at	Additions	Appeals found in	Balance at
Description	Beginning of Period	Charged against Revenue	Providers favor	End of Period
2009	$—	—	—	—
2010	—	101	—	101	*
2011	101	1,743	(910)	934	*

*	Includes $101 and $484 related to the estimated allowance for appeals that apply to uncollected accounts receivable as of 2010 and 2011, respectively